ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY

5. ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY

On January 9, 2018, the Company acquired 51% of the issued and outstanding shares of Majesco Entertainment Company, a U.S. corporation. As consideration, the Company issued 66,667 common shares with a value of $415,000 and is required to pay cash consideration of up to US$1,000,000.  During the year ended November 30, 2020, the Company settled the remaining balance of $632,061 (US$500,000) previously included in accounts payable (Note 20) (2019 - $664,405 (US$500,000)).

In connection with the acquisition of Majesco, the Company agreed to pay a finder’s fee of 5% of the total purchase price for a total fee of $97,809 (US$75,000).  As at November 30, 2020, the agent forgave the remaining US$25,000 resulting in $nil (November 30, 2019 - $33,223 (US$25,000)) being included in accounts payable.